Related Party Transactions - Schedule of Remuneration of Directors and Key Management Personnel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Key Management Personnel [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 1,113,370	$ 1,647,186	$ 1,291,058